Income Taxes (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Income Taxes (Details) [Line Items]
Effective tax rate	29.99%	29.99%	31.73%	31.24%
Subsidiary of tax losses	$ 11,160,581		$ 13,835,636	$ 4,875,927
Country of domicile [Member]
Income Taxes (Details) [Line Items]
Effective tax rate	30.00%	30.00%	30.00%	30.00%
Republic [Member]
Income Taxes (Details) [Line Items]
Expiration period, description	Republic had USD$ 316.1 million of tax losses pending to amortize for federal tax purposes, of those USD $119.4 million are undefined and USD $196.7 million expire between 2033 and 2038; USD$ 280.1 million of tax losses for state and local purposes that expire between 2022 and 2040 and approximately USD$ 6.6 million of tax losses at the subsidiary located in Canada, which expire between 2032 and 2040.	Republic had USD$ 316.1 million of tax losses pending to amortize for federal tax purposes, of those USD $119.4 million are undefined and USD $196.7 million expire between 2033 and 2038; USD$ 280.1 million of tax losses for state and local purposes that expire between 2022 and 2040 and approximately USD$ 6.6 million of tax losses at the subsidiary located in Canada, which expire between 2032 and 2040.
Brazil, Brazil Real [Member]
Income Taxes (Details) [Line Items]
Subsidiary of tax losses | R$		R$ 16,546
BRL [Member] | Companhia Siderurgica do Espirito Santo S.A. [Member]
Income Taxes (Details) [Line Items]
Subsidiary of tax losses	$ 60,000